ELEVATION ETF TRUST

SUMMIT WATER INFRASTRUCTURE MULTIFACTOR ETF

SUPPLEMENT DATED AUGUST 4, 2017

TO THE SUMMARY PROSPECTUS AND STATUTORY PROSPECTUS DATED FEBRUARY 28, 2017 (each, a “Prospectus”)

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

The Board of Trustees of Elevation ETF Trust (the “Trust”) has approved a reduction in the number of shares required to form a Creation Unit of the Summit Water Infrastructure Multifactor ETF from 50,000 to 25,000 shares.  Therefore, effective August 7, 2017, all references in the Prospectus to the number of shares required to form a Creation Unit are changed from 50,000 to 25,000 shares.  Additionally, the  fixed  fee  of  $1,000  per  transaction applicable  to  each  creation and redemption  transaction (the “Transaction Fees”) has been reduced to $500.  Therefore, all references in the Prospectus to the Transaction Fees are changed from $1,000 to $500.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ELEVATION ETF TRUST

SUMMIT WATER INFRASTRUCTURE MULTIFACTOR ETF

SUPPLEMENT DATED AUGUST 4, 2017

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2017, AS SUPPLEMENTED (the “SAI”)

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

The Board of Trustees (the “Board”) of Elevation ETF Trust (the “Trust”) recently (i) approved a reduction in the number of shares required to form a Creation Unit of the Summit Water Infrastructure Multifactor ETF from 50,000 to 25,000 shares and (ii) appointed Clifford J. Weber to serve in the role of Chairman of the Board.  Additionally, the  fixed  creation  transaction  fee  of  $1,000  per  transaction  applicable  to  each  transaction  had been reduced to $500.  Therefore, effective August 7, 2017, the disclosure in the SAI is modified as follows:

1.      All references in the SAI to the number of shares required to form a Creation Unit are changed from 50,000 to 25,000 shares.

2.      All references in the SAI to the Creation Transaction Fee are changed from $1,000 to $500.

3.      The first sentence of the second paragraph in the “Management - Leadership Structure and Oversight Responsibilities” section is deleted and replaced with the following:

The Board has appointed Mr. Weber, an Independent Trustee, to serve in the role of Chairman.

4.      The last sentence of the second paragraph in the “Management - Leadership Structure and Oversight Responsibilities” section is deleted and replaced with the following:

These characteristics include, but are not limited to, the fact that the Chairman of the Board is an Independent Trustee, the Fund’s single portfolio of assets, the Fund’s net assets, the services provided by the Trust’s service providers, and the formal and informal functions of the various Independent Trustees both during and between Board meetings.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE